Business Combinations, Acquisitions, Sale and Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Selected Financial Data From Statements of Financial Position

Selected financial data from the statements of financial position

	December 31,
	2016		2017
Assets:
Current assets	Ps.	31,371,809	Ps.	29,128,486
Non-current assets		143,708,470		150,225,260

Total assets	Ps.	175,080,279	Ps.	179,353,746

Liabilities and equity:
Current liabilities	Ps.	40,961,299	Ps.	30,192,384
Non-current liabilities		80,966,903		89,048,150

Total liabilities		121,928,202		119,240,534
Equity attributable to equity holders of the parent		23,527,370		25,808,318
Non-controlling interest (1)		29,624,707		34,304,894

Total equity	Ps.	53,152,077	Ps.	60,113,212

Total liabilities and equity	Ps.	175,080,279	Ps.	179,353,746

(1)	In 2017 this amount includes Ps. 14,942,886 (Ps. 13,715,747 in 2016) for the undated subordinated fixed rate bond (see Note 19).

Summary of Statements of Comprehensive Income

Summarized statements of comprehensive income

	For the year ended December 31,
	2015		2016		2017
Operating revenues	Ps.	73,159,960	Ps.	85,185,177	Ps.	93,644,173
Operating costs and expenses		66,913,434		81,590,233		86,920,692

Operating income		6,246,526		3,594,944		6,723,481

Net income		6,157,758		7,065,770		5,656,132

Total comprehensive income	Ps.	4,968,909	Ps.	8,450,837	Ps.	7,737,797

Net income attributable to:
Equity holders of the parent	Ps.	3,674,886	Ps.	3,241,556	Ps.	2,884,627
Non-controlling interest		2,482,872		3,824,214		2,771,505

	Ps.	6,157,758	Ps.	7,065,770	Ps.	5,656,132

Comprehensive income attributable to:
Equity holders of the parent	Ps.	2,967,698	Ps.	4,311,801	Ps.	3,978,263
Non-controlling interest		2,001,211		4,139,036		3,759,534

	Ps.	4,968,909	Ps.	8,450,837	Ps.	7,737,797